DEBT - Revolving Credit Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Schedule Of Debt [Line Item]
Availability, less outstanding letters of credit	$ 41,299	$ 40,387	$ 71,738
Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Schedule Of Debt [Line Item]
Spread on variable interest rate	0.50%
United States
Schedule Of Debt [Line Item]
Total committed capital	$ 45,000
CANADA
Schedule Of Debt [Line Item]
Total committed capital	5,000
Revolving credit facility.
Schedule Of Debt [Line Item]
Total committed capital	50,000
Outstanding borrowings	$ 0	$ 2,159
Revolving credit facility. | United States
Schedule Of Debt [Line Item]
Spread on variable interest rate	3.50%	5.00%
Revolving credit facility. | CANADA
Schedule Of Debt [Line Item]
Spread on variable interest rate	3.70%	5.20%
Letter of credit
Schedule Of Debt [Line Item]
Availability, less outstanding letters of credit	$ 2,713	$ 2,453